Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) - $ / shares		3 Months Ended	9 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Class A Common Stock
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding		8,072,272	216,404
Diluted net loss per common share		$ (0.07)	$ (0.12)
Class B Common Stock
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	1,875,000	1,938,038	1,875,000
Diluted net loss per common share	$ 0.00	$ (0.07)	$ (0.12)